Share capital	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share capital

22	Share capital

Authorised, allotted and fully paid – classified as equity	2025 Number	2025 £	2024 Number	2024 £	2023 Number	2023£
At 31 December
Ordinary shares of £0.000001 each	225,817,808,922	225,818	6,685,918,922	334,296	1,189,577,722	1,189,578
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321	4,063,321,418	4,063,321
‘C’ Deferred shares of £0.00005 each	126,547,389,518	6,327,370	126,547,389,518	6,327,370	–	–
‘D’ Deferred shares of £0.000001 each	2,482,747,137,178	2,482,747	–	–	–	–
Total		14,099,257		11,724,988		6,252,900

At a General Meeting on 11 June 2025, shareholders approved the subdivision and redesignation of the Company’s Issued Ordinary Shares of £0.00005 each into to one Ordinary Share of £0.000001 each and 49 ‘D’ Deferred Shares of £0.000001 each. The ‘D’ Deferred Shares have limited rights and are effectively valueless.

On 31 July 2025 the Company effected a ratio change in the number of Ordinary Shares represented by ADSs from 10,000 Ordinary Shares per ADS to 100,000 Ordinary Shares per ADS.

During the year the Company issued the following warrants over ADSs, and these were recognised in the warrant reserve until exercise:

Pre-Funded Warrants
As at 1 January 2025	1,773
Issued:
December 2025 Registered Offering	2,891,781
Exercised	(1,419,391)
Lapsed	(33)
As at 31 December 2025	1,474,130

Numbers of warrants and related exercise prices are after the impact of the ADS ratio changes on 31 July 2025.

In accordance with the Articles of Association for the Company adopted on 11 June 2025, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value £0.000001 each. Ordinary and deferred shares were recorded as equity.

Rights attaching to the shares following the incorporation of Biodexa Pharmaceuticals plc

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a) to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder; and,

(b) to receive such dividend as is declared by the Board on each share held.

The holders of both classes of deferred shares in the capital of the Company:

(a) shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company; and

(b) shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	‘C’ Deferred Shares Number	‘D’ Deferred Share Number	Nominal value £
At 1 January 2023		5,417,137	1,000,001				5
15 February 2023	Private Placement*	98,387,275	–	–	–	–	98
26 May 2023	Registered Direct Offering*	276,697,310	–	–	–	–	277
14 June 2023	Share sub-division and re-designation		–	4,063,321,418	–	–	n/a
21 December 2023	Shares issued on purchase Intangible asset (see note 11)	323,684,800	–	–	–	–	324
21 December 2023	Registered Offering	485,391,200	–	–	–	–	485
At 31 December 2023		1,189,577,722	1,000,001	4,063,321,418			1,189
25 April 2024	Shares issued on purchase Intangible asset (see note 11)	151,265,200	–	–	–	–	151
22 May 2024	Warrant inducement	1,614,435,600	–	–	–	–	1,614
22 July 2024	Registered Direct Offering	2,129,516,800	–	–	–	–	2,130
February - October 2024	Exercise pre-funded warrants	1,502,426,000	–	–	–	–	1,502
February - May 2024	Exercise Series E & Series F warrants	98,697,600	–	–	–	–	99
22 November 2024	Share sub-division and re-designation		–	–	126,547,389,518	–	n/a
At 31 December 2024		6,685,918,922	1,000,001	4,063,321,418	126,547,389,518		6,685
15 May 2025	Warrant inducement	2,004,330,000					2,004
11 June 2025	Share sub-division and re-designation					2,482,747,137,178	n/a
	Shares issued under ELOC	59,488,460,000					59,488
19 December 2025	Registered Offering	157,639,100,000					157,639
At 31 December 2025		225,817,808,922	1,000,001	4,063,321,418	126,547,389,518	2,482,747,137,178

*	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.